Legal, competition and regulatory matters (Narrative) (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Jun. 30, 2019 CHF (SFr)	May 31, 2019 EUR (€)	Nov. 30, 2017 GBP (£)	Jan. 31, 2017	Sep. 30, 2013 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2015 USD ($) lawsuits	Dec. 31, 2012 USD ($)	Dec. 31, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £						£ 76		£ 264		£ 1,706
Provisions recognised | £						289
FCA Proceedings and other investigations [Member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning | £					£ 50
FCA Proceedings and other investigations [Member] | Fines settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £						£ 26
Civil action [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value			£ 819				$ 5.7
Civil action [Member] | Barclays Capital Inc [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements									$ 87.0
USD LIBOR Cases in MDL Court [Member]
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits											3
USD LIBOR Cases in MDL Court [Member] | Lawsuits with specified damages sought [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value												$ 900.0
USD LIBOR Cases in MDL Court [Member] | Exchange-Based Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements							20.0
USD LIBOR Cases in MDL Court [Member] | Debt Securities Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements							$ 7.1
Foreign Exchange investigations [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability						In 2015, the Barclays Group reached settlements totalling approximately $2.38bn with various US federal and state authorities and the FCA in relation to investigations into certain sales and trading practices in the Foreign Exchange market. Under the related plea agreement with the US Department of Justice (DoJ), which received final court approval in January 2017, the Barclays Group agreed to a term of probation of three years. The Barclays Group also continues to provide relevant information to certain authorities.	In 2015, the Barclays Group reached settlements totalling approximately $2.38bn with various US federal and state authorities and the FCA in relation to investigations into certain sales and trading practices in the Foreign Exchange market. Under the related plea agreement with the US Department of Justice (DoJ), which received final court approval in January 2017, the Barclays Group agreed to a term of probation of three years. The Barclays Group also continues to provide relevant information to certain authorities.
Losses on litigation settlements											$ 2,380.0
Number of years probation				3 years
Foreign Exchange investigations [Member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements	SFr 27	€ 210
Consolidated FX Action [Member] | Barclays Capital Inc [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											$ 384.0
US residential and commercial mortgage-related activity and litigation [Member] | United States Residential Mortgages [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability						There are various pending civil actions relating to US Residential Mortgage-Backed Securities (RMBS), including four actions arising from unresolved repurchase requests submitted by Trustees for certain RMBS, alleging breaches of various loan-level representations and warranties (R&Ws) made by Barclays Bank PLC and/or a subsidiary acquired in 2007 (the Acquired Subsidiary).	There are various pending civil actions relating to US Residential Mortgage-Backed Securities (RMBS), including four actions arising from unresolved repurchase requests submitted by Trustees for certain RMBS, alleging breaches of various loan-level representations and warranties (R&Ws) made by Barclays Bank PLC and/or a subsidiary acquired in 2007 (the Acquired Subsidiary).
US residential and commercial mortgage-related activity and litigation [Member] | RMBS Repurchase Requests [Member] | Originated and sold to third parties by Acquired Subsidiary [Member]
Disclosure of contingent liabilities [line items]
Revenue							$ 2,100.0
US residential and commercial mortgage-related activity and litigation [Member] | Civil penalty [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value							22.0
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements							$ 27.0
Civil actions in respect of the US Anti-Terrorism Act [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability						There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.	There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.
BDC Finance LLC [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability						In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement). Following a trial on certain liability issues, the court ruled in December 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal.	In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement). Following a trial on certain liability issues, the court ruled in December 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal.
Litigation settlements approved, value													$ 298.0
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £										53
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability						In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. HMRC’s decision has been appealed to the First Tier Tribunal (Tax Chamber).	In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. HMRC’s decision has been appealed to the First Tier Tribunal (Tax Chamber).
Loss Contingency, Damages Sought, claimed amounts, Value | £										181
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | UK Banking Business [member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £										£ 128